Short-term trade and other payables about other non trade payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 3,902	€ 3,646	€ 3,429
Increase decrease in trade and other current payables exchange rate	63	23
Increase decrease in trade and other current payables consolidation scope changes	(4)	(1)
Increase decrease in trade and other current payables other	198	195
Other non trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	502	419	402
Increase decrease in trade and other current payables exchange rate	6	9
Increase decrease in trade and other current payables consolidation scope changes	(6)	1
Increase decrease in trade and other current payables other	83	7
Other non trade payables [Member] | Acrrued wages and salaries [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	254	227	190
Increase decrease in trade and other current payables exchange rate	3	5
Increase decrease in trade and other current payables consolidation scope changes	(1)	0
Increase decrease in trade and other current payables other	25	32
Other non trade payables [Member] | Taxes Payable [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	176	162	171
Increase decrease in trade and other current payables exchange rate	2	4
Increase decrease in trade and other current payables consolidation scope changes	(5)	0
Increase decrease in trade and other current payables other	17	(13)
Other non trade payables [Member] | Other payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	72	30	€ 41
Increase decrease in trade and other current payables exchange rate	2	0
Increase decrease in trade and other current payables consolidation scope changes	0	1
Increase decrease in trade and other current payables other	€ 41	€ (12)